Segment Reporting	3 Months Ended
Mar. 31, 2013
Segment Reporting Information, Revenue for Reportable Segment [Abstract]
Segment Reporting
Segment Reporting

We operate in two reportable segments: Industrial Materials and Engineered Solutions.
Industrial Materials. Our industrial materials segment manufactures and delivers high quality graphite electrodes, refractory products and needle coke products. Electrodes are key components of the conductive power systems used to produce steel and other non-ferrous metals. Refractory products are used in blast furnaces and submerged arc furnaces due to their high thermal conductivity and the ease with which they can be machined to large or complex shapes. Needle coke, a crystalline form of carbon derived from decant oil, is the key ingredient in, and is used primarily in, the production of graphite electrodes.
Engineered Solutions. The Engineered Solutions segment includes advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials. Advanced electronics technology products consist of electronic thermal management solutions, fuel cell components, and sealing materials. Advanced graphite materials are highly engineered synthetic graphite products used in many areas due to their unique properties and the ability to tailor them to specific solutions. These products are used in transportation, alternative energy, metallurgical, chemical, oil and gas exploration and various other industries. Advanced composite materials are highly engineered carbon products that are woven into various shapes to primarily support the aerospace and defense industries. Advanced materials use carbon and graphite powders as components or additives in a variety of industries, including metallurgical processing, battery and fuel cell components, and polymer additives.
We continue to evaluate the performance of our segments based on segment operating income. Intersegment sales and transfers are not material and the accounting policies of the reportable segments are the same as those for our Consolidated Financial Statements as a whole. Corporate expenses are allocated to segments based on each segment’s percentage of consolidated sales.
The following tables summarize financial information concerning our reportable segments:

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$833,892	$1,132,194	$1,025,571
Engineered Solutions	173,101	187,990	222,693
Total net sales	$1,006,993	$1,320,184	$1,248,264
Segment operating income:
Industrial Materials	$140,217	$158,547	$143,268
Engineered Solutions	17,823	7,462	13,200
Total segment operating income	$158,040	$166,009	$156,468
Reconciliation of segment operating income to income from continuing operations before provision for income taxes
Equity in earnings of and gain recorded on acquisition of non-consolidated affiliate	(14,500)	—	—
Other (income) expense, net	(4,768)	4,835	(1,005)
Interest expense	5,076	18,307	23,247
Interest income	(1,333)	(424)	(261)
Income before provision for income taxes	$173,565	$143,291	$134,487

Assets are managed based on geographic location because certain reportable segments share certain facilities. Assets by reportable segment are estimated based on the value of long-lived assets at each location and the sales mix to third party customers at that location.

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
Industrial Materials.	$649,389	$685,243
Engineered Solutions	127,495	148,664
Total long-lived assets	$776,884	$833,907

The following tables summarize information as to our operations in different geographic areas.

	For the year Ended December 31,
	2010	2011	2012
	(Dollars in thousands)
Net sales:
U.S.	$203,438	$353,416	$372,014
Americas	177,396	252,316	195,748
Asia Pacific	193,061	240,220	235,658
Europe, Middle East, Africa	433,098	474,232	444,844
Total	$1,006,993	$1,320,184	$1,248,264

	At December 31,
	2011	2012
	(Dollars in thousands)
Long-lived assets (a):
U.S. and Canada	$470,196	$523,818
Mexico	75,145	79,279
Brazil	54,466	47,593
France	52,337	55,792
Spain	76,510	78,392
South Africa	35,559	36,937
Switzerland	5,032	4,829
Other countries	7,639	7,267
Total	$776,884	$833,907

(a)	Long-lived assets represent fixed assets, net of accumulated depreciation.
Segment Reporting

We operate in two reportable segments: Industrial Materials and Engineered Solutions.
Industrial Materials. Our industrial materials segment manufactures and delivers high quality graphite electrodes, refractory products and needle coke products. Electrodes are key components of the conductive power systems used to produce steel and other non-ferrous metals. Refractory products are used in blast furnaces and submerged arc furnaces due to their high thermal conductivity and the ease with which they can be machined to large or complex shapes. Needle coke, a crystalline form of carbon derived from decant oil, is the key ingredient in, and is used primarily in, the production of graphite electrodes.
Engineered Solutions. The Engineered Solutions segment includes advanced electronics technologies, advanced graphite materials, advanced composite materials and advanced materials. Advanced electronics technologies products consist of electronic thermal management solutions, fuel cell components, and sealing materials. Advanced graphite materials are highly engineered synthetic graphite products used in many areas due to their unique properties and the ability to tailor them to specific solutions. These products are used in transportation, alternative energy, metallurgical, chemical, oil and gas exploration and various other industries. Advanced composite materials are highly engineered carbon products that are woven into various shapes to primarily support the aerospace and defense industries. Advanced materials use carbon and graphite powders as components or additives in a variety of industries, including metallurgical processing, battery and fuel cell components, and polymer additives.
We continue to evaluate the performance of our segments based on segment operating income. Intersegment sales and transfers are not material and the accounting policies of the reportable segments are the same as those for our Consolidated Financial Statements as a whole. Corporate expenses are allocated to segments based on each segment’s percentage of consolidated sales.
The following tables summarize financial information concerning our reportable segments:

	For the Three Months Ended
	March 31,
	2012	2013
	(Dollars in thousands)
Net sales to external customers:
Industrial Materials	$192,996	$208,777
Engineered Solutions	47,942	44,950
Total net sales	$240,938	$253,727
Segment operating income:
Industrial Materials	24,925	16,078
Engineered Solutions	(918)	(334)
Total segment operating income	$24,007	$15,744

Reconciliation of segment operating income to income before provision for income taxes
Other (income) expense, net	(3,423)	550
Interest expense	4,762	9,008
Interest income	(81)	(64)
Income before provision for income taxes	$22,749	$6,250